SHARE CAPITAL - Restricted Share Units (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 CAD ($) item	Dec. 31, 2018 CAD ($) item
Number of RSUs
Balance at beginning of period	830,000	825,000
Granted | item	475,000	5,000
Settled | item	(355,000)
Balance at end of period	950,000	830,000
Weighted average fair value per unit at issue
Balance at beginning of period	$ 3.74	$ 3.73
Granted	4.15	5.67
Settled	4.27
Balance at end of period	$ 3.76	$ 3.74